Staff costs (Table)	12 Months Ended
Dec. 31, 2019
31. Staff costs
Staff costs
	2019	2018	2017
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,008	1,067	990
Deferred bonus	429	515	442
Commissions and other incentives	53	67	74
Total incentive awards granted	1,490	1,649	1,506

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(293)	(359)	(302)
Add: current year charges for deferred bonuses from previous years	308	299	457
Other differences between incentive awards granted and income statement charge	(48)	(33)	29
Income statement charge for performance costs	1,457	1,556	1,690

Other income statement charges:
Salaries	4,332	4,200	3,982
Social security costs	573	558	580
Post-retirement benefits[a]	501	619	493
Other compensation costs	480	413	378
Total compensation costs[b]	7,343	7,346	7,123

Other resourcing costs:
Outsourcing	433	594	1,094
Redundancy and restructuring	132	133	80
Temporary staff costs	256	386	354
Other	151	170	(91)
Total other resourcing costs	972	1,283	1,437

Total staff costs	8,315	8,629	8,560

Group compensation costs as % of total income[c]	33.9%	34.1%	33.8%
Group staff costs as % of total income[c]	38.4%	40.2%	40.6%

Notes

a Post-retirement benefits charge includes £270m (2018: £236m; 2017: £230m) in respect of defined contribution schemes and £231m (2018: £383m; 2017: £263m) in respect of defined benefit schemes.

b £439m (2018: £296m; 2017: £312m) of Group compensation was capitalised as internally generated software.

C 2018 comparative excludes a GMP charge of £140m.